TEMPORARY EQUITY AND STOCKHOLDER’S EQUITY (DEFICIT) (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Summary of common stock reserved for future issuance

	December 31, 2025	December 31, 2024
Conversion of Convertible Notes	-	1,386,344
Options issued and outstanding	7,556,434	7,210,742
Issued Warrants	7,710,280	-
Available for future grants of equity awards	10,443,566	1,183,618
Total	25,710,280	9,780,704